PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 386
Balance at end of year	160
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,325
Additions during year	25
Deletions during year	(203)
Balance at end of year	4,147
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	251
Additions during year	0
Deletions during year	(42)
Balance at end of year	209
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	467
Additions during year	25
Deletions during year	(161)
Balance at end of year	331
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,571
Additions during year	0
Deletions during year	0
Balance at end of year	1,571
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,036
Additions during year	0
Deletions during year	0
Balance at end of year	2,036
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,939)
Additions during year	227
Deletions during year	179
Balance at end of year	(3,987)
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(191)
Additions during year	27
Deletions during year	41
Balance at end of year	(177)
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(291)
Additions during year	70
Deletions during year	138
Balance at end of year	(223)
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,525)
Additions during year	26
Deletions during year	0
Balance at end of year	(1,551)
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,932)
Additions during year	104
Deletions during year	0
Balance at end of year	(2,036)
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	386
Balance at end of year	160
Net Book Value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	60
Balance at end of year	32
Net Book Value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	176
Balance at end of year	108
Net Book Value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	46
Balance at end of year	20
Net Book Value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	104
Balance at end of year	$ 0